Share-Based Payment Arrangements - Summary of Fair Value of Compensation Costs (Detail) - 2021 Plan [member] $ in Millions	12 Months Ended
Dec. 31, 2022 TWD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date | $	$ 451
Risk-free interest rate	1.09%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	28.80%
Residual life	1
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	32.19%
Residual life	3